Basis of Presentation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Basis of Presentation
2.	Basis of Presentation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Certain amounts were reclassified in the prior period financial statements to conform to the current period presentation. These changes in classification do not materially affect the previously reported consolidated financial statements for any period.

The financial statements have been prepared under the historical cost convention unless otherwise stated in the below accounting policies.

These consolidated financial statements have been authorized for issuance on April 3, 2019.

Functional and Presentation Currency

Items recorded in each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in euros, which is Merus N.V.’s functional currency. The functional currency of Merus US, Inc. is the U.S. dollar. All amounts are rounded to the nearest thousand euros, except where otherwise indicated.

Segment Reporting

The Company operates in one reportable segment, which comprises the discovery and development of innovative bispecific therapeutics.

Use of Estimates, Judgements and Assumptions

In the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

The following are the critical judgments and assumptions that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements.

Equity Settled Share-Based Payments

Share options granted to employees, consultants and directors are measured at the grant date fair value of the equity instruments granted. The grant date fair value is determined through the use of an option-pricing model considering the following variables:

(a)	the exercise price of the option;

(b)	the expected life of the option;

(c)	the current value of the underlying shares;

(d)	the expected volatility of the share price;

(e)	the dividends expected on the shares; and

(f)	the risk-free interest rate for the life of the option.

Prior to the Company’s IPO, the estimated fair value of each share option granted was determined utilizing the Black-Scholes option pricing model. Subsequent to the IPO, the Company’s judgment was that the Hull & White option pricing model is the most appropriate method for determining the fair value of its share options since it considers the terms and conditions attached to the grants made and is reflective of expected exercise behavior.

Since the Company was not listed on a national securities exchange until May 19, 2016, there was no published share price information available until May 19, 2016. Consequently, the Company estimated the fair value of its common shares and the expected volatility for the period up to May 19, 2016.

As the Company’s shares have not been publicly traded for a sufficient amount of time, the expected volatility is set by considering the historic share price volatility of a set of peer companies.

For pre-IPO valuations, the continuous yield on euro government bonds with a term to maturity comparable to the expected life of the share options, as published by the European Central Bank, was applied. For post-IPO valuations, the continuous yield on U.S. Treasury Bills with a term to maturity comparable to the expected life of the share options, as published by the U.S. Department of Treasury, is applied.

The result of the share option valuations and the related compensation expense that is recognized for the respective vesting periods during which services are received, is dependent on the model and input parameters used. Even though management considers the fair values reasonable and defensible based on the methodologies applied and the information available, others might derive a different fair value for the Company’s share options. These assumptions and estimates are further discussed in Note 12 to the consolidated financial statements.

Capitalization of Development Costs

The criteria for capitalization of development costs have been considered by management and determined not to have been met through December 31, 2018. Therefore, all development expenditures relating to internally generated intangible assets in the year ended December 31, 2018 were expensed as incurred.

Income Taxes

The criteria for the recognition of unused tax losses and deductible temporary differences are disclosed in Note 3. As of December 31, 2018, deferred tax assets have not been recognized in respect of tax losses and deductible temporary differences as the Company has no history of generating taxable profits. Therefore, at the balance sheet date, there is no convincing evidence that sufficient taxable profit will be available against which the tax losses and deductible temporary differences can be utilized. The amount of the unrecognized tax losses and deductible temporary differences is disclosed in Note 7.

Merus US, Inc., which is incorporated in the U.S. in the State of Delaware, is subject to statutory U.S. Federal corporate income taxes and state income taxes for Massachusetts. Current year income tax expense was attributable entirely to Merus US, Inc. which provides general management services and strategic advisory services to the Company. Corporate income tax expenses were €0.4 million, €0.2 million and €0.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Revenue Recognition

Pursuant to the Company’s research, collaboration and license agreements with ONO Pharmaceutical Co., Ltd. (“ONO”), Incyte, Jiangsu Simcere Pharmaceutical Co. Ltd. (“Simcere”) and Betta Pharmaceuticals Co. Ltd. (“Betta”), the Company has received or will receive upfront nonrefundable payments and milestones for certain rights granted under the respective agreements. The applicable period over which to recognize these upfront or milestone payments requires significant judgment and was impacted by the adoption of IFRS 15. See Note 4 and Note 11.

Accrual of R&D expenses

Research and Development (“R&D”) expenses are recognized in the consolidated statement of profit or loss and comprehensive loss as incurred and have no alternative future uses.

As part of the process of preparing its consolidated financial statements, the Company is required to estimate certain of its R&D expenses, including estimates of third-party contract costs relating to preclinical studies and clinical trial activities and related contract manufacturing expenses. This process involves reviewing open contracts and purchase orders, communicating with R&D personnel to identify services that have been performed for the Company and estimating the level of service performed and the associated cost incurred for the service when the Company has not yet been invoiced or otherwise notified of the actual cost. See Note 14.

The majority of the Company’s service providers invoice monthly in arrears for services performed or when contractual milestones are met. The Company makes estimates of its R&D expenses as of each reporting date in its consolidated financial statements based on facts and circumstances known to it at that time. The Company periodically confirms the accuracy of its estimates with the service providers to gauge the reasonableness of its estimates. Differences between actual and estimated expenses recorded have not been material and are adjusted for in the period in which they become known.